Rental Property, Net (Tables)	12 Months Ended
Apr. 30, 2015
Real Estate [Abstract]
Summary of rental property, net

	April 30, 2015	April 30, 2014 As Revised See Note 2
Land	120,733	120,733
Buildings	2,695,016	2,695,016
Leasehold Improvements	130,731	121,238
Accumulated Depreciation	(656,862)	(563,224)
Net, Real Estate Investments	2,289,618	2,373,763